Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Sep. 30, 2015
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

The following is a summary of the unaudited interim results of operations by quarter for the years ended September 30, 2015 and 2014:

Year Ended September 30, 2015	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share data)
Interest income	$133,284	$132,630	$129,300	$135,339
Interest expense	31,101	28,750	28,735	28,486
Net interest income	102,183	103,880	100,565	106,853
Provision (reversal) for loan losses	(5,500)	(3,949)	(1,932)	219
Other operating income (REO expense)	5,695	12,314	14,999	16,719
Other operating expense	53,600	57,324	56,719	57,208
Income before income taxes	59,778	62,819	60,777	66,145
Income taxes	21,371	22,458	21,727	23,647
Net income	$38,407	$40,361	$39,050	$42,498

Basic earnings per share	$0.39	$0.42	$0.41	$0.46
Diluted earnings per share	0.39	0.42	0.41	0.45
Cash dividends paid per share	0.15	0.13	0.13	0.13
Return of average assets	1.05%	1.11%	1.08%	1.17%

Year Ended September 30, 2014	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share data)
Interest income	$131,258	$132,351	$135,011	$135,077
Interest expense	32,946	31,715	31,732	31,684
Net interest income	98,312	100,636	103,279	103,393
Provision (reversal) for loan losses	(4,600)	(4,336)	(3,000)	(3,465)
Other operating income (REO expense)	3,837	7,255	6,016	10,808
Other operating expense	44,120	52,059	53,293	54,537
Income before income taxes	62,629	60,168	59,002	63,129
Income taxes	22,393	21,511	21,092	22,568
Net income	$40,236	$38,657	$37,910	$40,561

Basic earnings per share	$0.39	$0.38	$0.38	$0.41
Diluted earnings per share	0.39	0.38	0.37	0.41
Cash dividends paid per share	0.10	0.10	0.10	0.11
Return of average assets	1.19%	1.07%	1.04%	1.10%